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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2012

Check here if Amendment [ ]; Amendment Number:
                                              -----
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SINGAPORE TECHNOLOGIES TELEMEDIA PTE LTD
Address:    1 TEMASEK AVENUE #33-01
            MILLENIA TOWER
            SINGAPORE 039192

Form 13F File Number: 28-14097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   CHAN JEN KEET
Title:  COMPANY SECRETARY
Phone:  +65 6723 8633

Signature, Place, and Date of Signing:

/S/ CHAN JEN KEET           SINGAPORE                  28 JANUARY 2013

------------------------    -----------------------    -----------------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
                                         -------------
Form 13F Information Table Entry Total:              1
                                         -------------
Form 13F Information Table Value Total:   US$1,282,572
                                         -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number           Name
    ---  --------------------           ----
    1.   28-14098                       STT COMMUNICATIONS LTD
    2.   28-14639                       STT CROSSING LTD

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                          FORM 13F INFORMATION TABLE
                          --------------------------

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                          --------    --------  --------       --------        --------  --------        --------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
--------------                 --------------  -----    --------   -------   --- ---- ---------- -------  ---------- ------ ----
LEVEL 3 COMMUNICATIONS, INC.      COM NEW     52729N308 1,282,572 55,498,593  SH       DEFINED     1,2    55,498,593